Commitments and Contingencies (Details)																1 Months Ended							3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 13, 2026 USD ($) shares	Jan. 26, 2026 DIRECTOR	Jan. 15, 2026 USD ($)	Jan. 09, 2026 USD ($) $ / shares shares	Jan. 02, 2026 USD ($) $ / shares shares	Jul. 18, 2025 shares	Mar. 26, 2025 shares	Mar. 17, 2025 USD ($) shares	Feb. 28, 2025 shares	Nov. 13, 2024 USD ($)	Oct. 29, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($)	Sep. 22, 2023 shares	Aug. 22, 2023 shares	Aug. 04, 2023 shares	Jan. 31, 2026 USD ($) LAWSUIT shares	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2025 shares	Jul. 31, 2025 USD ($) $ / shares shares	May 31, 2025 shares	Mar. 31, 2025 shares	Mar. 31, 2024 USD ($)	Apr. 30, 2026 USD ($) $ / shares	Apr. 30, 2025 USD ($)	Apr. 30, 2026 USD ($) $ / shares	Apr. 30, 2025 USD ($)	Apr. 30, 2026 USD ($) $ / shares	Jul. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares	Oct. 28, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 27, 2024 USD ($)	Jul. 08, 2024 USD ($)	Sep. 12, 2023 USD ($)
Commitments and Contingencies [Line Items]
Payments for legal settlements																						$ 1,700,000
Payments for legal settlements not yet received																						$ 950,000
Accrued expenses and other current liabilities																	$ 5,076,951													$ 3,535,457
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.0001													$ 0.0001
Accrued separation expense																	$ 5,862,500													$ 10,675,814
Number of shares issued (in Shares) | shares									10,000,000
Accounts payable and accrued liabilities																														7,845,379
Other receivables																	1,076,080													950,000
Commitments [Member]
Commitments and Contingencies [Line Items]
Accrued expenses and other current liabilities																	$ 950,000													950,000		$ 950,000
DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Restricted stock units (in Shares) | shares							50,000																					50,000	0
Salaries and wages																							$ 83,635	$ 353,808	$ 261,438	$ 1,013,152		$ 1,593,794	$ 2,136,124
Common stock, par value (in Dollars per share) | $ / shares
Accrued annual fee payable																			$ 7,059,064				$ 5,470,067		$ 5,470,067		$ 5,470,067	$ 7,059,064
Consideration to be paid											$ 125,000
Number of shares issued (in Shares) | shares											9,176		2,549	6,372	9,176
Number of demands eligible security holder can make																			3									3
Excise taxes payable																$ 2,410,973			$ 2,410,973				2,410,973		2,410,973		$ 2,410,973	$ 2,410,973
Interest and penalties percentage																10.00%			10.00%									10.00%
Underpayment penalty percentage																5.00%			5.00%									5.00%
Percentage of underpayment penalty of total liability																25.00%			25.00%									25.00%
Number of pending or threatened lawsuits																0
Accounts payable and accrued liabilities																																	$ 1,225,000
Capital commitments			$ 100,000,000
Profits expected to be distributed			20.00%
Conversion interest percentage in XCF		10.00%
Fayafi Member | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Profits expected to be distributed			80.00%
Helena Global Investment Opportunities I Ltd [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Consideration to be paid								$ 125,000
Number of trading days											5 days																	10 days
Share price (in Dollars per share) | $ / shares											$ 7.5
Number of shares issued (in Shares) | shares						8,986,320		16,666								500,000	411,000	300,000	350,500	334,600	160,600
Nonrelated Party [Member]
Commitments and Contingencies [Line Items]
Other receivables																	$ 950,000													$ 950,000
Nonrelated Party [Member] | Commitments [Member]
Commitments and Contingencies [Line Items]
Other receivables																																$ 950,000
Focus Impact Partners [Member] | Strategic Consulting Agreement [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Annual consulting fee										$ 500,000
Quarterly consulting fee										125,000
Minimum equity and debt financing										$ 5,000,000
Agreement term										3 years
Advance notice period for termination of agreement										120 days
Agreement extension term										1 year
Fayafi Member | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Special purpose vehicle formation period			90 days
Transition Agreement [Member] | Simon Oxley [Member]
Commitments and Contingencies [Line Items]
Restricted stock units (in Shares) | shares				5,246,260
Salaries and wages				$ 81,500
Separation Agreement [Member] | Deep Singal [Member]
Commitments and Contingencies [Line Items]
Restricted stock units (in Shares) | shares					425,675
Salaries and wages					$ 19,640
Separation Agreement [Member] | Jae Ryu [Member]
Commitments and Contingencies [Line Items]
Restricted stock units (in Shares) | shares					928,245
Salaries and wages					$ 31,874
Strategic Partnership Agreement Member | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Period of minimum royalty advance extended																											1 year
Strategic Partnership Agreement Member | Devvio Inc. [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Minimum advance of royalty to be paid by August 1, 2024 and August 1, 2025																																			$ 1,000,000
Minimum advance of royalty to be paid by August 1, 2025 and August 1, 2026																																			1,270,000
Minimum advance of royalty to be paid by August 1, 2026 and August 1, 2027																																			1,270,000
Minimum royalty advance to be paid to avoid termination of contract from Year 2027 and 2028																																			$ 1,000,000
Period of minimum royalty advance extended																												1 year
Amended Strategic Partnership Agreement [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Minimum advance of royalty to be paid by August 1, 2024 and August 1, 2025																															$ 1,000,000
Minimum advance of royalty to be paid by August 1, 2025 and August 1, 2026																															1,270,000
Minimum advance of royalty to be paid by August 1, 2026 and August 1, 2027																															$ 1,270,000
Amended Strategic Partnership Agreement [Member] | Devvio Inc. [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Minimum advance of royalty to be paid by August 1, 2024 and August 1, 2025																																		$ 1,000,000
Minimum advance of royalty to be paid by August 1, 2025 and August 1, 2026																																		1,270,000
Minimum advance of royalty to be paid by August 1, 2026 and August 1, 2027																																		1,270,000
Minimum royalty advance to be paid to avoid termination of contract from Year 2027 and 2028																																		$ 1,000,000
Licensing Agreements [Member] | Greenlines Technology Inc. [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Payment of purchase commitment												$ 42,000
Period for closing of business combination agreement												15 days
Annual fee for use of licensed technology												$ 12,000
Accrued annual fee payable																			$ 7,000				$ 4,000		$ 4,000		$ 4,000	$ 7,000
Conversion Agreement With Focus Impact Partners [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Number of shares issued for settlement of accrued liabilities (in Shares) (in Shares) | shares	1,107,910
Accounts payable and accrued liabilities	$ 1,000,000
Minimum [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Number of directors designated (in DIRECTOR) | DIRECTOR		1
Maximum [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Number of directors designated (in DIRECTOR) | DIRECTOR		7
XCFGlobal Inc [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Ownership percentage post-transaction		66.70%
Southern Energy Renewables Inc [Member] | DevvStream Corp. [Mmeber]
Commitments and Contingencies [Line Items]
Ownership percentage post-transaction		23.30%
Common Class A [Member]
Commitments and Contingencies [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.0001													$ 0.0001
Common Class A [Member] | Transition Agreement [Member] | Simon Oxley [Member]
Commitments and Contingencies [Line Items]
Common stock, par value (in Dollars per share) | $ / shares				$ 0.0001
Common Class A [Member] | Separation Agreement [Member] | Deep Singal [Member]
Commitments and Contingencies [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001
Common Class A [Member] | Separation Agreement [Member] | Jae Ryu [Member]
Commitments and Contingencies [Line Items]
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001